INCOME TAXES - Deferred tax asset (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryover	$ 478,736	$ 3,841
Less: valuation allowance	(478,736)	(3,841)
Net deferred tax asset